OTHER ASSETS	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
OTHER ASSETS
Note 13. OTHER ASSETS

As of December 26, 2020 and June 27, 2020, other assets consist of the following:

	December 26,	June 27,
	2020	2020

Long-Term Security Deposits for Leases	$9,271,565	$9,752,611
Loans and Other Long-Term Deposits	7,769,757	7,568,738
Other Assets	96,595	53,648

Total Other Assets	$17,137,917	$17,374,997

As of June 27, 2020 and June 29, 2019, other assets consist of the following:

	2020	2019

Long Term Security Deposits for Leases	$9,752,611	$10,451,381
Loans and other Long-Term Deposits	7,568,738	20,501,166
Other Assets	53,648	1,350,000
Total Other Assets	$17,374,997	$32,302,547

During the year ended June 27, 2020, management noted indicators of realizability for certain loans and assets. Accordingly, the Company recorded an impairment of $5,944,143 which is included as a component of impairment expense in the Consolidated Statements of Operations.